Condensed Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Oil and gas revenue, net	$ 5,816,662	$ 1,497,973	$ 11,962,601	$ 2,511,598
Cost and expenses
Production	1,177,232	735,087	2,538,593	1,357,405
Depletion	979,768	82,324	2,938,921	148,873
Depreciation	(47,592)	32,796	126,247	43,976
Accretion of asset retirement obligation	55,715	(141,923)	108,447	82,905
Stock-based compensation	996,911		1,150,833	84,721
General and administrative	1,839,962	1,406,350	4,024,641	2,694,652
Geological and geophysical expenses	201,434		292,013
Total expenses	5,203,430	2,114,634	11,179,695	4,412,532
Income (Loss) before other income (expenses)	613,232	(616,661)	782,906	(1,900,934)
Other income (expense)
Interest income	7,112	15,444	32,059	35,075
Finance cost	(561,808)	(9,839)	(790,171)	(57,756)
Foreign exchange loss	(5,765,602)	449,745	(6,169,297)	328,620
Gain (loss) on debt settlement	2,022	(46)	(1,417)	71,236
Change in fair value of derivative liability	985	207,603	4,827	(361,170)
Gain (loss) on net monetary position	3,479,814		6,188,247
Total other income (expense)	(2,837,477)	662,907	(735,752)	16,005
Net income (loss)	(2,224,245)	46,246	47,154	(1,884,929)
Other comprehensive income (loss)
Foreign currency translation	(11,404,361)	(869,604)	(10,706,573)	(724,886)
Comprehensive income (loss)	$ (13,628,606)	$ (823,358)	$ (10,659,419)	$ (2,609,815)
Income (Loss) per share – Basic	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)
Income (Loss) per share – Diluted	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average shares outstanding – Basic	371,531,909	296,789,008	385,226,459	248,633,296
Weighted average shares outstanding – Diluted	371,531,909	296,789,008	385,226,459	248,633,296